Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule Of Segment Reporting Information By Segment
NOTE 19: SEGMENT INFORMATION
Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Acquisition's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Asia	$ 158,441	$ 131,263	$ 105,952
Europe	23,949	16,881	15,282
United States	20,007	2,953	691

Total Revenue	$ 202,397	$ 151,097	$ 121,925
.